NATIXIS FUNDS TRUST II

May 6, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 2-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2016, for ASG Dynamic Allocation Fund, ASG Global Alternatives Fund, ASG Global Macro Fund, ASG Managed Futures Strategy Fund, ASG Tactical U.S. Market Fund, Loomis Sayles Strategic Alpha Fund, McDonnell Intermediate Municipal Bond Fund, and SeeyondSM Multi-Asset Allocation Fund, each a series of Natixis Funds Trust II, does not differ from that contained in Post-Effective Amendment No. 209 that was filed electronically on April 28, 2016.

Additionally, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2016, for Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund, each a series of Natixis Funds Trust II, does not differ from that which is contained in Post-Effective Amendment No. 209, filed electronically on April 28, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary